Long-term debt - Detailed Information About In Financing Expense (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Interest	$ 27.2	$ 29.1
Accretion on decommissioning liability	17.5	11.6
Accretion on office lease provision	0.9	1.4
Accretion on other non-current liability	0.0	0.3
Accretion on discount of senior unsecured notes	0.5	0.2
Accretion on lease liabilities	0.4	0.6
Loss on repurchased senior unsecured notes	0.5	0.0
Deferred financing costs	2.3	2.5
Debt modification	0.0	(0.8)
Finance costs	$ 49.3	$ 44.9